SHARE-BASED COMPENSATION - Current Equity Compensation Plan and Merger Related, Narrative (Details) (USD $)			4 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended				4 Months Ended			0 Months Ended	4 Months Ended
	Dec. 31, 2004 Equity Incentive, 2004 Plan [Member]	Dec. 28, 2012 Equity Incentive, 2004 Plan [Member] Stock Options [Member]	Dec. 28, 2012 Stock Option Plan 2012 [Member] Stock Options [Member]	Sep. 07, 2012 Stock Option Plan 2012 [Member] Stock Options [Member]	Dec. 28, 2012 Stock Option Plan 2012 [Member] Performance Shares [Member]	Sep. 07, 2012 Predecessor [Member] Stock Options [Member]	Dec. 30, 2011 Predecessor [Member] Stock Options [Member]	Dec. 31, 2010 Predecessor [Member] Stock Options [Member]	Sep. 07, 2012 Predecessor [Member] Stock Option Plan 2012 [Member] Stock Options [Member]		Dec. 28, 2012 Successor [Member] Stock Option Plan 2012 [Member] Stock Options [Member]	Sep. 07, 2012 Successor [Member] Stock Option Plan 2012 [Member] Stock Options [Member]		Sep. 07, 2012 Merger Agreement [Member] Stock Options [Member]	Dec. 28, 2012 Merger Agreement [Member] Stock Options [Member]	Sep. 07, 2012 Merger Agreement [Member] Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,175,000			168,845
Grants in period, net			73,954			241,489					147,908
Granted (in shares)					73,954
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			20,937
Share-based Compensation Arrangement by Share-based Payment Award, Annual Vesting Percentage		25.00%	20.00%		20.00%
Share Based Compensation Arrangement, Shares Rolled From Prior Plans to New Plan After Merger, Before Ratio Conversion														508,449
Merger option exchange ratio														1000.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						3,241,074	3,170,673		50,845	[1]	198,753	50,845	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price						$ 18.36	$ 18.00				$ 219.72	$ 117.07	[1]	$ 11.71
Share-based compensation outstanding intrinsic value						$ 23,957,000 [2]					$ 7,013,000 [2]					$ 7,000,000	[3]
Issuance of common stock from exercise of stock options (in shares)						156,297	43,962	673,817						2,560,744
Exercises in period, intrinsic value						$ 1,400,000	$ 300,000	$ 2,600,000						$ 16,900,000
Forfeited						1,559								171,881
Outstanding, weighted average remaining contractual term (in years)						2 years 6 months 4 days					8 years				3 years 1 month 13 days

[1]	Represents shares rolled over from the 2004 Plan at a 10:1 ratio.
[2]	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.
[3]	In connection with the Merger, total share-based compensation of $18.3 million was recognized and included in Merger related expenses in the consolidated statements of operations, $11.2 million of which was recorded in the Predecessor Period, and $7.0 million was recorded in the Successor Period.